NOTES PAYABLE (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Minimum interest rate on promissory notes	8.00%
Maximum interest rate on promissory notes	12.00%
Michael Lee CEO [Member]
Note Payable	$ 75,285	$ 76,194	$ 65,687
Accrued interest	29,437	24,831	17,509
Promissory Notes [Member]
Promissory notes, repaid	33,565	15,607
Promissory notes, issued			$ 1,908